UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

ClearBridge Dividend Strategy Fund
Class A [SOPAX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of ClearBridge Dividend Strategy Fund returned 12.24%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

ClearBridge Dividend Strategy Fund	PAGE 1	7078-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	12.24	11.59	12.22
Class A (with sales charge)	6.05	10.28	11.56
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%
ClearBridge Dividend Strategy Fund	PAGE 2	7078-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7078-ATSR-0226

ClearBridge Dividend Strategy Fund
Class C [SBPLX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$185	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of ClearBridge Dividend Strategy Fund returned 11.39%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

ClearBridge Dividend Strategy Fund	PAGE 1	7637-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	11.39	10.78	11.42
Class C (with sales charge)	10.41	10.78	11.42
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%
ClearBridge Dividend Strategy Fund	PAGE 2	7637-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7637-ATSR-0226

ClearBridge Dividend Strategy Fund
Class FI [LBRIX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$108	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of ClearBridge Dividend Strategy Fund returned 12.21%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

ClearBridge Dividend Strategy Fund	PAGE 1	7400-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	12.21	11.56	12.21
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7400-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7400-ATSR-0226

ClearBridge Dividend Strategy Fund
Class R [LMMRX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$144	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of ClearBridge Dividend Strategy Fund returned 11.82%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

ClearBridge Dividend Strategy Fund	PAGE 1	7974-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	11.82	11.20	11.86
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7974-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7974-ATSR-0226

ClearBridge Dividend Strategy Fund
Class I [SOPYX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$78	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of ClearBridge Dividend Strategy Fund returned 12.54%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

ClearBridge Dividend Strategy Fund	PAGE 1	7451-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	12.54	11.90	12.55
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7451-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7451-ATSR-0226

ClearBridge Dividend Strategy Fund
Class IS [LCBEX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$69	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of ClearBridge Dividend Strategy Fund returned 12.63%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

ClearBridge Dividend Strategy Fund	PAGE 1	7087-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	12.63	11.98	12.63
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7087-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7087-ATSR-0226

ClearBridge Dividend Strategy Fund
Class 1 [LCBOX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$75	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of ClearBridge Dividend Strategy Fund returned 12.59%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

ClearBridge Dividend Strategy Fund	PAGE 1	7043-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	12.59	11.92	12.54
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7043-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7043-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $144,928 in December 31, 2024 and $146,377 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $842,539 in December 31, 2024 and $890,363 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Dividend Strategy Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 10.4%
Entertainment — 0.8%
Walt Disney Co.	632,284	$71,934,950
Interactive Media & Services — 5.2%
Alphabet Inc., Class A Shares	916,230	286,779,990
Meta Platforms Inc., Class A Shares	263,097	173,667,699
Total Interactive Media & Services		460,447,689
Media — 2.4%
Comcast Corp., Class A Shares	7,191,830	214,963,799
Wireless Telecommunication Services — 2.0%
T-Mobile US Inc.	899,474	182,629,201

Total Communication Services		929,975,639
Consumer Discretionary — 3.3%
Specialty Retail — 3.3%
Home Depot Inc.	364,957	125,581,704
Industria de Diseno Textil SA, ADR	9,950,450	164,182,425

Total Consumer Discretionary		289,764,129
Consumer Staples — 8.6%
Beverages — 2.4%
Coca-Cola Co.	2,242,472	156,771,218
Diageo PLC	2,561,600	55,197,135 (a)
Total Beverages		211,968,353
Food Products — 2.9%
Nestle SA, ADR	2,606,874	257,507,013
Household Products — 1.1%
Procter & Gamble Co.	691,293	99,069,200
Personal Care Products — 2.2%
Unilever PLC	3,088,974	201,824,867 (a)

Total Consumer Staples		770,369,433
Energy — 9.5%
Oil, Gas & Consumable Fuels — 9.5%
Enbridge Inc.	3,196,579	152,892,373
EQT Corp.	892,710	47,849,256
Exxon Mobil Corp.	2,879,726	346,546,227
Williams Cos. Inc.	4,908,762	295,065,684

Total Energy		842,353,540
Financials — 14.7%
Banks — 4.0%
JPMorgan Chase & Co.	701,090	225,905,220
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
PNC Financial Services Group Inc.	626,213	$130,709,439
Total Banks		356,614,659
Consumer Finance — 1.7%
Capital One Financial Corp.	619,336	150,102,273
Financial Services — 3.9%
Apollo Global Management Inc.	1,269,124	183,718,391
Visa Inc., Class A Shares	487,196	170,864,509
Total Financial Services		354,582,900
Insurance — 5.1%
Marsh & McLennan Cos. Inc.	696,600	129,233,232
MetLife Inc.	2,151,010	169,800,729
Travelers Cos. Inc.	531,111	154,054,057
Total Insurance		453,088,018

Total Financials		1,314,387,850
Health Care — 11.3%
Health Care Equipment & Supplies — 2.7%
Becton Dickinson & Co.	1,245,314	241,678,088
Health Care Providers & Services — 2.4%
CVS Health Corp.	1,842,090	146,188,262
UnitedHealth Group Inc.	206,032	68,013,224
Total Health Care Providers & Services		214,201,486
Pharmaceuticals — 6.2%
AstraZeneca PLC	648,322	119,978,046 (a)
Haleon PLC	34,994,612	176,841,107 (a)
Johnson & Johnson	708,338	146,590,549
Roche Holding AG, ADR	2,170,900	111,953,313
Total Pharmaceuticals		555,363,015

Total Health Care		1,011,242,589
Industrials — 10.5%
Aerospace & Defense — 4.2%
L3Harris Technologies Inc.	443,448	130,183,029
Northrop Grumman Corp.	211,013	120,321,723
RTX Corp.	692,119	126,934,625
Total Aerospace & Defense		377,439,377
Commercial Services & Supplies — 1.6%
Waste Management Inc.	644,922	141,695,812
Ground Transportation — 3.2%
Old Dominion Freight Line Inc.	592,800	92,951,040
Union Pacific Corp.	828,469	191,641,449
Total Ground Transportation		284,592,489
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2025 Annual Report

 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — 1.5%
Automatic Data Processing Inc.	514,200	$132,267,666

Total Industrials		935,995,344
Information Technology — 14.9%
Electronic Equipment, Instruments & Components — 1.5%
TE Connectivity PLC	590,838	134,421,553
Semiconductors & Semiconductor Equipment — 6.5%
Broadcom Inc.	984,774	340,830,281
Texas Instruments Inc.	1,357,318	235,481,100
Total Semiconductors & Semiconductor Equipment		576,311,381
Software — 5.1%
Microsoft Corp.	771,628	373,174,734
Oracle Corp.	405,333	79,003,455
Total Software		452,178,189
Technology Hardware, Storage & Peripherals — 1.8%
Apple Inc.	601,043	163,399,550

Total Information Technology		1,326,310,673
Materials — 7.2%
Chemicals — 4.2%
Air Products & Chemicals Inc.	878,419	216,987,061
Linde PLC	360,749	153,819,766
Total Chemicals		370,806,827
Construction Materials — 1.7%
Vulcan Materials Co.	535,191	152,647,177
Metals & Mining — 1.3%
Freeport-McMoRan Inc.	2,269,164	115,250,840

Total Materials		638,704,844
Real Estate — 4.9%
Residential REITs — 1.6%
AvalonBay Communities Inc.	773,281	140,203,578
Specialized REITs — 3.3%
American Tower Corp.	760,262	133,479,200
Public Storage	636,494	165,170,193
Total Specialized REITs		298,649,393

Total Real Estate		438,852,971
Utilities — 3.8%
Electric Utilities — 0.9%
PG&E Corp.	5,299,900	85,169,393
Multi-Utilities — 2.9%
DTE Energy Co.	695,320	89,682,374
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — continued
Sempra			1,871,888	$165,268,991
Total Multi-Utilities				254,951,365

Total Utilities				340,120,758
Total Common Stocks (Cost — $5,269,254,613)				8,838,077,770
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.0%††
Finance America NIM Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	1 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $5,269,328,062)				8,838,077,771
			Shares
Short-Term Investments — 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.609%		34,308,617	34,308,617 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.662%		34,308,617	34,308,617 (d)(e)

Total Short-Term Investments (Cost — $68,617,234)				68,617,234
Total Investments — 99.9% (Cost — $5,337,945,296)				8,906,695,005
Other Assets in Excess of Liabilities — 0.1%				5,929,312
Total Net Assets — 100.0%				$8,912,624,317

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of December 31, 2025.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated
Companies was $34,308,617 and the cost was $34,308,617 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $5,303,636,679)	$8,872,386,388
Investments in affiliated securities, at value (Cost — $34,308,617)	34,308,617
Foreign currency, at value (Cost — $48)	49
Cash	2,311
Dividends receivable from unaffiliated investments	10,865,606
Receivable for Fund shares sold	6,905,167
Dividends receivable from affiliated investments	36,033
Prepaid expenses	91,210
Total Assets	8,924,595,381
Liabilities:
Investment management fee payable	4,825,657
Payable for Fund shares repurchased	4,186,858
Service and/or distribution fees payable	1,297,344
Transfer agent fees payable	1,288,308
Trustees’ fees payable	2,725
Accrued expenses	370,172
Total Liabilities	11,971,064
Total Net Assets	$8,912,624,317
Net Assets:
Par value (Note 7)	$3,031
Paid-in capital in excess of par value	5,229,043,340
Total distributable earnings (loss)	3,683,577,946
Total Net Assets	$8,912,624,317
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2025
Net Assets:
Class 1	$1,747,250,324
Class A	$5,725,415,608
Class C	$72,417,327
Class FI	$5,898,377
Class R	$44,303,195
Class I	$1,142,660,841
Class IS	$174,678,645
Shares Outstanding:
Class 1	59,775,783
Class A	196,069,982
Class C	2,540,781
Class FI	203,123
Class R	1,533,800
Class I	37,289,533
Class IS	5,689,819
Net Asset Value:
Class 1 (and redemption price)	$29.23
Class A (and redemption price)	$29.20
Class C*	$28.50
Class FI (and redemption price)	$29.04
Class R (and redemption price)	$28.88
Class I (and redemption price)	$30.64
Class IS (and redemption price)	$30.70
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$30.90

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Dividends from unaffiliated investments	$197,045,331
Dividends from affiliated investments	3,071,110
Less: Foreign taxes withheld	(6,395,684)
Total Investment Income	193,720,757
Expenses:
Investment management fee (Note 2)	54,687,330
Service and/or distribution fees (Notes 2 and 5)	14,643,721
Transfer agent fees (Notes 2 and 5)	7,138,128
Trustees’ fees	353,540
Legal fees	291,268
Registration fees	190,064
Fund accounting fees	168,844
Shareholder reports	110,834
Commitment fees (Note 9)	72,823
Custody fees	60,318
Audit and tax fees	56,753
Insurance	53,575
Miscellaneous expenses	54,266
Total Expenses	77,881,464
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(89,379)
Net Expenses	77,792,085
Net Investment Income	115,928,672
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	988,480,264
Foreign currency transactions	127,586
Net Realized Gain	988,607,850
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(101,485,352)
Foreign currencies	92,532
Change in Net Unrealized Appreciation (Depreciation)	(101,392,820)
Net Gain on Investments and Foreign Currency Transactions	887,215,030
Increase in Net Assets From Operations	$1,003,143,702
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$115,928,672	$105,337,453
Net realized gain	988,607,850	796,351,276
Change in net unrealized appreciation (depreciation)	(101,392,820)	335,007,343
Increase in Net Assets From Operations	1,003,143,702	1,236,696,072
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,107,519,518)	(743,307,632)
Decrease in Net Assets From Distributions to Shareholders	(1,107,519,518)	(743,307,632)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	840,018,821	647,456,310
Reinvestment of distributions	1,090,088,892	731,281,824
Cost of shares repurchased	(1,198,579,285)	(1,145,096,816)
Increase in Net Assets From Fund Share Transactions	731,528,428	233,641,318
Increase in Net Assets	627,152,612	727,029,758
Net Assets:
Beginning of year	8,285,471,705	7,558,441,947
End of year	$8,912,624,317	$8,285,471,705
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class 1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.66	$27.87	$26.74	$30.89	$26.95
Income (loss) from operations:
Net investment income	0.48	0.45	0.49	0.53	0.37
Net realized and unrealized gain (loss)	3.17	4.26	3.29	(3.08)	6.72
Total income (loss) from operations	3.65	4.71	3.78	(2.55)	7.09
Less distributions from:
Net investment income	(0.48)	(0.48)	(0.47)	(0.55)	(0.34)
Net realized gains	(3.60)	(2.44)	(2.18)	(1.05)	(2.81)
Total distributions	(4.08)	(2.92)	(2.65)	(1.60)	(3.15)
Net asset value, end of year	$29.23	$29.66	$27.87	$26.74	$30.89
Total return[2]	12.59%	17.03%	14.37%	(8.16)%	26.87%
Net assets, end of year (millions)	$1,747	$1,706	$1,594	$1,513	$1,777
Ratios to average net assets:
Gross expenses	0.71%	0.72%	0.73%	0.74%	0.73%
Net expenses[3,4]	0.71	0.72	0.73	0.74	0.73
Net investment income	1.55	1.51	1.79	1.89	1.22
Portfolio turnover rate	30%	19%	19%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed 1.15%. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.64	$27.86	$26.73	$30.87	$26.94
Income (loss) from operations:
Net investment income	0.39	0.37	0.42	0.45	0.28
Net realized and unrealized gain (loss)	3.16	4.24	3.28	(3.07)	6.71
Total income (loss) from operations	3.55	4.61	3.70	(2.62)	6.99
Less distributions from:
Net investment income	(0.39)	(0.39)	(0.39)	(0.47)	(0.25)
Net realized gains	(3.60)	(2.44)	(2.18)	(1.05)	(2.81)
Total distributions	(3.99)	(2.83)	(2.57)	(1.52)	(3.06)
Net asset value, end of year	$29.20	$29.64	$27.86	$26.73	$30.87
Total return[2]	12.24%	16.68%	14.05%	(8.40)%	26.48%
Net assets, end of year (millions)	$5,725	$5,261	$4,697	$4,246	$4,702
Ratios to average net assets:
Gross expenses	1.00%	1.00%	1.02%	1.02%	1.02%
Net expenses[3,4]	1.00	1.00	1.02	1.02	1.02
Net investment income	1.26	1.22	1.51	1.61	0.94
Portfolio turnover rate	30%	19%	19%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.02	$27.32	$26.26	$30.34	$26.51
Income (loss) from operations:
Net investment income	0.15	0.14	0.21	0.24	0.06
Net realized and unrealized gain (loss)	3.09	4.17	3.21	(3.01)	6.61
Total income (loss) from operations	3.24	4.31	3.42	(2.77)	6.67
Less distributions from:
Net investment income	(0.16)	(0.17)	(0.18)	(0.26)	(0.03)
Net realized gains	(3.60)	(2.44)	(2.18)	(1.05)	(2.81)
Total distributions	(3.76)	(2.61)	(2.36)	(1.31)	(2.84)
Net asset value, end of year	$28.50	$29.02	$27.32	$26.26	$30.34
Total return[2]	11.39%	15.85%	13.20%	(9.05)%	25.57%
Net assets, end of year (000s)	$72,417	$75,193	$75,413	$84,027	$106,255
Ratios to average net assets:
Gross expenses	1.75%	1.74%	1.74%	1.75%	1.74%
Net expenses[3,4]	1.75	1.74	1.74	1.75	1.74
Net investment income	0.51	0.48	0.78	0.87	0.20
Portfolio turnover rate	30%	19%	19%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.50	$27.75	$26.65	$30.78	$26.87
Income (loss) from operations:
Net investment income	0.38	0.32	0.37	0.47	0.30
Net realized and unrealized gain (loss)	3.14	4.23	3.29	(3.06)	6.69
Total income (loss) from operations	3.52	4.55	3.66	(2.59)	6.99
Less distributions from:
Net investment income	(0.38)	(0.36)	(0.38)	(0.49)	(0.27)
Net realized gains	(3.60)	(2.44)	(2.18)	(1.05)	(2.81)
Total distributions	(3.98)	(2.80)	(2.56)	(1.54)	(3.08)
Net asset value, end of year	$29.04	$29.50	$27.75	$26.65	$30.78
Total return[2]	12.21%	16.50%	13.96%	(8.32)%	26.54%
Net assets, end of year (000s)	$5,898	$4,001	$2,242	$757	$864
Ratios to average net assets:
Gross expenses	1.02%	1.27%	1.42%	0.95%	0.97%
Net expenses[3,4]	1.02	1.15	1.15	0.95	0.97
Net investment income	1.24	1.05	1.37	1.68	0.99
Portfolio turnover rate	30%	19%	19%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.36	$27.61	$26.52	$30.63	$26.75
Income (loss) from operations:
Net investment income	0.28	0.26	0.32	0.35	0.18
Net realized and unrealized gain (loss)	3.12	4.21	3.24	(3.04)	6.66
Total income (loss) from operations	3.40	4.47	3.56	(2.69)	6.84
Less distributions from:
Net investment income	(0.28)	(0.28)	(0.29)	(0.37)	(0.15)
Net realized gains	(3.60)	(2.44)	(2.18)	(1.05)	(2.81)
Total distributions	(3.88)	(2.72)	(2.47)	(1.42)	(2.96)
Net asset value, end of year	$28.88	$29.36	$27.61	$26.52	$30.63
Total return[2]	11.82%	16.32%	13.62%	(8.71)%	26.03%
Net assets, end of year (000s)	$44,303	$41,118	$40,112	$39,670	$48,912
Ratios to average net assets:
Gross expenses	1.36%	1.35%	1.36%	1.37%	1.37%
Net expenses[3,4]	1.36	1.35	1.36	1.37	1.37
Net investment income	0.91	0.87	1.16	1.25	0.59
Portfolio turnover rate	30%	19%	19%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$30.92	$28.95	$27.68	$31.91	$27.76
Income (loss) from operations:
Net investment income	0.49	0.47	0.51	0.55	0.37
Net realized and unrealized gain (loss)	3.30	4.41	3.40	(3.18)	6.93
Total income (loss) from operations	3.79	4.88	3.91	(2.63)	7.30
Less distributions from:
Net investment income	(0.47)	(0.47)	(0.46)	(0.55)	(0.34)
Net realized gains	(3.60)	(2.44)	(2.18)	(1.05)	(2.81)
Total distributions	(4.07)	(2.91)	(2.64)	(1.60)	(3.15)
Net asset value, end of year	$30.64	$30.92	$28.95	$27.68	$31.91
Total return[2]	12.54%	17.00%	14.38%	(8.15)%	26.83%
Net assets, end of year (millions)	$1,143	$1,059	$1,039	$1,060	$1,123
Ratios to average net assets:
Gross expenses	0.73%	0.73%	0.74%	0.74%	0.73%
Net expenses[3,4]	0.73	0.73	0.74	0.74	0.73
Net investment income	1.53	1.49	1.79	1.89	1.20
Portfolio turnover rate	30%	19%	19%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$30.97	$28.99	$27.72	$31.95	$27.79
Income (loss) from operations:
Net investment income	0.52	0.49	0.54	0.57	0.40
Net realized and unrealized gain (loss)	3.31	4.42	3.39	(3.18)	6.92
Total income (loss) from operations	3.83	4.91	3.93	(2.61)	7.32
Less distributions from:
Net investment income	(0.50)	(0.49)	(0.48)	(0.57)	(0.35)
Net realized gains	(3.60)	(2.44)	(2.18)	(1.05)	(2.81)
Total distributions	(4.10)	(2.93)	(2.66)	(1.62)	(3.16)
Net asset value, end of year	$30.70	$30.97	$28.99	$27.72	$31.95
Total return[2]	12.63%	17.09%	14.44%	(8.07)%	26.90%
Net assets, end of year (000s)	$174,679	$138,891	$110,745	$79,726	$91,355
Ratios to average net assets:
Gross expenses	0.66%	0.66%	0.67%	0.66%	0.68%
Net expenses[3,4]	0.65	0.66	0.67	0.66	0.68
Net investment income	1.61	1.57	1.87	1.97	1.31
Portfolio turnover rate	30%	19%	19%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The

ClearBridge Dividend Strategy Fund 2025 Annual Report

Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
ClearBridge Dividend Strategy Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$513,347,431	$257,022,002	—	$770,369,433
Health Care	714,423,436	296,819,153	—	1,011,242,589
Other Common Stocks	7,056,465,748	—	—	7,056,465,748
Asset-Backed Securities	—	1	—	1
Total Long-Term Investments	8,284,236,615	553,841,156	—	8,838,077,771
Short-Term Investments†	68,617,234	—	—	68,617,234
Total Investments	$8,352,853,849	$553,841,156	—	$8,906,695,005

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

ClearBridge Dividend Strategy Fund 2025 Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Total Distributable Earnings (Loss)	Paid-in Capital
$(56,721,884)	$56,721,884
(a)
Reclassifications are due to differences between actual and estimated information for the prior year related to the Fund’s investments in REIT securities and due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset

ClearBridge Dividend Strategy Fund 2025 Annual Report

Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.15%, 1.15%, 1.90%, 1.15%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 and Class IS shares did not exceed the ratio of total annual fund operating expenses for Class A and Class I shares, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $89,379, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $62,923 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$1,270,907	—
CDSCs	7,134	$5,549
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,515,877,753
Sales	2,784,609,046
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$5,343,038,090	$3,623,283,777	$(59,626,862)	$3,563,656,915

ClearBridge Dividend Strategy Fund 2025 Annual Report

4. Derivative instruments and hedging activities
During the year ended December 31, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$941,092
Class A	$13,674,961	5,171,829
Class C	744,252	68,464
Class FI	12,422	5,894
Class R	212,086	85,555
Class I	—	864,283
Class IS	—	1,011
Total	$14,643,721	$7,138,128
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$17,948
Class A	57,054
Class C	785
Class FI	51
Class R	443
Class I	11,465
Class IS	1,633
Total	$89,379
ClearBridge Dividend Strategy Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class 1	$26,419,610	$26,063,042
Class A	69,195,748	64,826,564
Class C	394,193	427,544
Class FI	65,127	41,374
Class R	384,966	390,804
Class I	16,096,595	15,853,665
Class IS	2,476,408	2,086,731
Total	$115,032,647	$109,689,724
Net Realized Gains:
Class 1	$195,632,814	$130,630,307
Class A	640,454,984	403,834,750
Class C	8,463,384	5,913,561
Class FI	649,877	310,687
Class R	4,990,058	3,227,676
Class I	123,599,916	79,319,452
Class IS	18,695,838	10,381,475
Total	$992,486,871	$633,617,908
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	7,559,524	$222,052,424	5,271,396	$156,689,223
Shares repurchased	(5,290,763)	(161,910,591)	(4,968,463)	(149,771,021)
Net increase	2,268,761	$60,141,833	302,933	$6,918,202
Class A
Shares sold	17,690,534	$540,094,638	14,058,334	$423,497,887
Shares issued on reinvestment	23,954,893	702,296,235	15,606,158	463,347,417
Shares repurchased	(23,092,014)	(704,335,071)	(20,761,224)	(623,995,289)
Net increase	18,553,413	$538,055,802	8,903,268	$262,850,015

ClearBridge Dividend Strategy Fund 2025 Annual Report

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class C
Shares sold	486,387	$14,511,050	406,283	$11,946,692
Shares issued on reinvestment	303,740	8,685,834	212,916	6,182,088
Shares repurchased	(840,869)	(25,191,922)	(787,780)	(23,138,711)
Net decrease	(50,742)	$(1,995,038)	(168,581)	$(5,009,931)
Class FI
Shares sold	59,835	$1,836,096	63,863	$1,913,682
Shares issued on reinvestment	24,543	714,702	11,915	352,061
Shares repurchased	(16,874)	(524,778)	(20,973)	(642,404)
Net increase	67,504	$2,026,020	54,805	$1,623,339
Class R
Shares sold	220,433	$6,650,231	136,592	$4,057,435
Shares issued on reinvestment	185,452	5,375,024	123,089	3,618,480
Shares repurchased	(272,741)	(8,235,246)	(311,580)	(9,377,247)
Net increase (decrease)	133,144	$3,790,009	(51,899)	$(1,701,332)
Class I
Shares sold	6,506,735	$207,068,272	4,870,618	$152,046,866
Shares issued on reinvestment	4,311,746	132,581,581	2,910,968	90,115,409
Shares repurchased	(7,794,391)	(247,844,904)	(9,398,686)	(293,622,369)
Net increase (decrease)	3,024,090	$91,804,949	(1,617,100)	$(51,460,094)
Class IS
Shares sold	2,182,362	$69,858,534	1,724,570	$53,993,748
Shares issued on reinvestment	596,916	18,383,092	354,015	10,977,146
Shares repurchased	(1,574,534)	(50,536,773)	(1,413,645)	(44,549,775)
Net increase	1,204,744	$37,704,853	664,940	$20,421,119
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$32,095,247	$769,110,050	769,110,050	$766,896,680	766,896,680
ClearBridge Dividend Strategy Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$3,071,110	—	$34,308,617
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$161,392,734	$149,901,596
Net long-term capital gains	946,126,784	593,406,036
Total distributions paid	$1,107,519,518	$743,307,632
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$17,971,454
Undistributed long-term capital gains — net	101,884,969
Total undistributed earnings	$119,856,423
Unrealized appreciation (depreciation)(a)	3,563,721,523
Total distributable earnings (loss) — net	$3,683,577,946

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

ClearBridge Dividend Strategy Fund 2025 Annual Report

11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Dividend Strategy Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of ClearBridge Dividend Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Dividend Strategy Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge Dividend Strategy Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$1,003,227,704
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$132,688,994
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$176,061,635
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$4,123,419
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$46,360,086
Qualified Business Income Dividends Earned	§199A	$15,122,441
Section 163(j) Interest Earned	§163(j)	$4,123,419
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2025:

ClearBridge Dividend Strategy Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Dividend Strategy Fund

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ClearBridge
Dividend Strategy Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Dividend Strategy Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Dividend Strategy Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Dividend Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90017-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026